Offerings - Offering: 1	Oct. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	80.44
Maximum Aggregate Offering Price	$ 80,440,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,998.28
Offering Note	Note 1.a: Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. Note 1.b: Proposed Maximum Offering Price Per Share and Maximum Aggregate Offering Price estimated solely for the purpose of calculating the amount of the registration fee. Calculated in accordance with Rule 457(c) under the Securities Act based upon the average of the high and low prices for the Registrant's Common Stock as reported on the Nasdaq Stock Market on October 20, 2026, a date within five business days prior to the filing of this Registration Statement. Note 1.c: The Registrant filed a Registration Statement on Form S-3 (File No. 333-275183) on October 26, 2023 (the "2023 Registration Statement") which registered an aggregate of 1,000,000 shares of the Registrant's Common Stock, and which will expire on October 26, 2026. As of the date of expiration of the 2023 Registration Statement and as of the date of filing of this Registration Statement, 763,055 shares of Common Stock registered under the 2023 Registration Statement remained unsold (the "Unsold Securities"). A registration fee of $5,386.38 was previously paid in connection with the Unsold Securities. In accordance with Rule 457(p) of the Securities Act, the Registrant is carrying forward these unused filing fees to partially offset the registration fee due in connection with this Registration Statement. The total amount of the registration fee before offsetting the unused filing fees from the 2023 Registration Statement is $6,998.28. Accordingly, $1,611.90 is being paid with this Registration Statement.